USAA TARGET RETIREMENT FUNDS
USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund,
USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund
USAA Target Retirement 2050 Fund, and USAA Target Retirement 2060 Fund
SUPPLEMENT DATED OCTOBER 20, 2017
TO FUNDS’ PROSPECTUS DATED MAY 1, 2017,
AS SUPPLEMENTED OCTOBER 18, 2017
This Supplement updates certain information contained in the above-dated prospectus for the USAA Target Retirement Funds (the Funds). Please review this important information carefully.
Effective October 18, 2017, John P. Toohey is no longer a portfolio manager to the Funds; therefore, all references to Mr. Toohey in the Funds’ prospectus are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98823-1017